Stock-Based and Employee Savings Plans Restricted Stock Units (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units (RSUs) [Member]
Restricted Stock Unit Activity
Outstanding, beginning of period	39,000,000
Awarded	14,000,000
Vested	(15,000,000)
Forfeited	(4,000,000)
Outstanding, end of period	34,000,000	39,000,000
Weighted Average Grant Date Fair Value, Outstanding, beginning of period	$ 42.32	$ 31.35
Weighted Average Grant Date Fair Value, Awarded and assumed	$ 55.21
Weighted Average Grant Date Fair Value, Vested	$ 27.79
Weighted Average Grant Date Fair Value, Forfeited	$ 37.83
Weighted Average Grant Date Fair Value, Outstanding, end of period	$ 42.32	$ 31.35
Expected to vest	30,000,000
Aggregate intrinsic value of restricted stock vested	$ 813	$ 591	$ 466
Minimum [Member] | Restricted Stock Units (RSU's) and Nonvested Shares [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Award vesting period	3 years
Maximum [Member] | Restricted Stock Units (RSU's) and Nonvested Shares [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Award vesting period	5 years